                        [LOGO OF EXCELSIOR FUNDS INC.]


                            FIXED INCOME PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    6
 Government Money Fund....................................................    7
 Money Fund...............................................................    8
 Short-Term Government Securities Fund....................................    9
 Intermediate-Term Managed Income Fund....................................   10
 Managed Income Fund......................................................   11
NOTES TO FINANCIAL STATEMENTS.............................................   12

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)


                                                                                   INTERMEDIATE-
                                                                      SHORT-TERM       TERM
                              TREASURY     GOVERNMENT                 GOVERNMENT      MANAGED      MANAGED
                               MONEY         MONEY         MONEY      SECURITIES      INCOME        INCOME
                                FUND          FUND          FUND         FUND          FUND          FUND
                            ------------  ------------  ------------  -----------  ------------- ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $535,017,097  $590,966,916  $633,843,475  $50,071,307  $112,268,608  $202,870,186
                            ============  ============  ============  ===========  ============  ============
   Investments, at value
    (Note 1)..............  $535,017,097  $590,966,916  $633,843,475  $50,852,430  $115,321,659  $210,857,347
   Cash...................           309        12,447       --           --            --            --
   Interest receivable....     7,401,677     1,089,050     1,449,695      549,181     1,282,261     2,759,487
   Receivable for fund
    shares sold...........       --            --              4,987       47,638        80,463     1,196,228
   Prepaid expenses.......        10,563        16,866        13,671           14         2,471         4,735
                            ------------  ------------  ------------  -----------  ------------  ------------
   TOTAL ASSETS...........   542,429,646   592,085,279   635,311,828   51,449,263   116,686,854   214,817,797
  LIABILITIES:
   Payable for dividends
    declared..............     2,201,804     2,433,088     2,641,001      195,725       491,465       862,826
   Payable for fund shares
    redeemed..............       --            --            --            13,602       305,979       212,139
   Investment advisory
    fees payable (Note
    2)....................       118,652       122,497        94,864        6,333        25,609       106,343
   Administration fees
    payable
    (Note 2)..............        70,975        66,949        73,007        4,078        14,652        27,538
   Administrative service
    fees payable (Note
    2)....................        23,051        28,487        47,939        5,830        10,499        10,973
   Directors' fees payable
    (Note 2)..............         3,673         5,649         4,885          375         1,359         3,162
   Due to custodian bank..       --            --              7,716      127,498        70,850        22,331
   Accrued expenses and
    other payables........        41,051       120,245        82,332       25,777        37,530        60,654
                            ------------  ------------  ------------  -----------  ------------  ------------
   TOTAL LIABILITIES......     2,459,206     2,776,915     2,951,744      379,218       957,943     1,305,966
                            ------------  ------------  ------------  -----------  ------------  ------------
  NET ASSETS..............  $539,970,440  $589,308,364  $632,360,084  $51,070,045  $115,728,911  $213,511,831
                            ============  ============  ============  ===========  ============  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $     (6,930) $    --       $    --       $    20,454  $      1,212  $    182,630
   Accumulated net
    realized gain (loss)
    on investments........        29,546       (68,132)      (56,963)    (183,992)    2,191,569     5,357,872
   Unrealized appreciation
    of investments........       --            --            --           781,123     3,053,051     7,987,161
   Par value (Note 4).....       539,950       589,400       632,587        7,171        15,407        22,378
   Paid-in capital in
    excess of par value...   539,407,874   588,787,096   631,784,460   50,445,289   110,467,672   199,961,790
                            ------------  ------------  ------------  -----------  ------------  ------------
  TOTAL NET ASSETS........  $539,970,440  $589,308,364  $632,360,084  $51,070,045  $115,728,911  $213,511,831
                            ============  ============  ============  ===========  ============  ============
  Shares of Common Stock
   Outstanding............   539,949,873   589,399,812   632,586,694    7,170,657    15,406,728    22,377,960
  NET ASSET VALUE PER
   SHARE..................         $1.00         $1.00         $1.00        $7.12         $7.51         $9.54
                                   =====         =====         =====        =====         =====         =====

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)


                                                                                   INTERMEDIATE-
                                                                       SHORT-TERM      TERM
                                 TREASURY    GOVERNMENT                GOVERNMENT     MANAGED      MANAGED
                                   MONEY        MONEY        MONEY     SECURITIES     INCOME       INCOME
                                   FUND         FUND         FUND         FUND         FUND         FUND
                                -----------  -----------  -----------  ----------  ------------- -----------
  INVESTMENT INCOME:
   Interest income...........   $13,546,945  $18,408,239  $16,317,565  $1,146,489   $3,112,213   $ 6,123,819
                                -----------  -----------  -----------  ----------   ----------   -----------
  EXPENSES:
   Investment advisory fees
    (Note 2).................       771,239      833,612      732,932      61,946      180,551       765,564
   Administration fees (Note
    2).......................       393,332      510,170      448,554      31,592       78,926       156,175
   Custodian fees............        68,710       89,999       83,772       9,260       16,702        34,351
   Administrative servicing
    fees
    (Note 2).................        62,935       88,489      142,968      16,442       29,888        31,842
   Legal and audit fees......        34,540       45,164       43,414       2,283        8,048        26,934
   Directors' fees and
    expenses
    (Note 2).................         9,827       12,242       11,619         665        2,515         5,348
   Registration and filing
    fees.....................         7,357        7,373       13,447       6,430        6,162         7,774
   Shareholder reports.......         5,991        7,812        7,655       1,624        5,879        12,433
   Shareholder servicing
    agent fees...............         5,330        7,206       24,872       3,861        8,821        16,574
   Miscellaneous expenses....        36,946       68,710       48,219       3,578       10,335        11,554
                                -----------  -----------  -----------  ----------   ----------   -----------
   TOTAL EXPENSES............     1,396,207    1,670,777    1,557,452     137,681      347,827     1,068,549
   Fees waived and reimbursed
    by investment adviser and
    administrators (Note 2)..       (62,935)     (88,489)    (142,968)    (16,442)     (29,888)     (133,917)
                                -----------  -----------  -----------  ----------   ----------   -----------
   NET EXPENSES..............     1,333,272    1,582,288    1,414,484     121,239      317,939       934,632
                                -----------  -----------  -----------  ----------   ----------   -----------
  NET INVESTMENT INCOME......    12,213,673   16,825,951   14,903,081   1,025,250    2,794,274     5,189,187
                                -----------  -----------  -----------  ----------   ----------   -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain on
    security transactions....        38,924          551        1,113     230,605    2,550,997     1,977,977
   Change in unrealized
    appreciation/depreciation
    of investments during the
    period...................       --           --           --          550,152    1,665,804     6,319,447
                                -----------  -----------  -----------  ----------   ----------   -----------
  NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS.......        38,924          551        1,113     780,757    4,216,801     8,297,424
                                -----------  -----------  -----------  ----------   ----------   -----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS................   $12,252,597  $16,826,502  $14,904,194  $1,806,007   $7,011,075   $13,486,611
                                ===========  ===========  ===========  ==========   ==========   ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     INTERMEDIATE-
                                                                        SHORT-TERM       TERM
                                TREASURY     GOVERNMENT                 GOVERNMENT      MANAGED       MANAGED
                                 MONEY         MONEY         MONEY      SECURITIES      INCOME         INCOME
                                  FUND          FUND          FUND         FUND          FUND           FUND
                              ------------  ------------  ------------  -----------  -------------  ------------
  SIX MONTHS ENDED SEPTEMBER
   30, 1998 (UNAUDITED)
  Net investment income.....  $ 12,213,673  $ 16,825,951  $ 14,903,081  $ 1,025,250  $  2,794,274   $  5,189,187
  Net realized gain on
   investments..............        38,924           551         1,113      230,605     2,550,997      1,977,977
  Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................       --            --            --           550,152     1,665,804      6,319,447
                              ------------  ------------  ------------  -----------  ------------   ------------
  Net increase in net assets
   resulting from
   operations...............    12,252,597    16,826,502    14,904,194    1,806,007     7,011,075     13,486,611
  Distributions to
   shareholders:
   From net investment
    income..................   (12,220,477)  (16,825,951)  (14,903,081)  (1,025,250)   (2,794,274)    (5,189,187)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    70,297,867   (10,809,129)  (26,513,187)  17,742,664    16,576,881      9,117,620
                              ------------  ------------  ------------  -----------  ------------   ------------
  Net increase (decrease) in
   net assets...............    70,329,987   (10,808,578)  (26,512,074)  18,523,421    20,793,682     17,415,044
  NET ASSETS:
   Beginning of period......   469,640,453   600,116,942   658,872,158   32,546,624    94,935,229    196,096,787
                              ------------  ------------  ------------  -----------  ------------   ------------
   End of period (1)........  $539,970,440  $589,308,364  $632,360,084  $51,070,045  $115,728,911   $213,511,831
                              ============  ============  ============  ===========  ============   ============
   (1) Including
     undistributed
     (distributions in
     excess of) net
     investment income......  $     (6,930) $    --       $    --       $    20,454  $      1,212   $    182,630
                              ============  ============  ============  ===========  ============   ============
  YEAR ENDED MARCH 31, 1998
  Net investment income.....  $ 19,297,100  $ 28,148,017  $ 26,060,936  $ 1,662,258  $  4,917,994   $ 10,645,744
  Net realized gain (loss)
   on investments...........         7,136        (8,971)       12,526       13,550       523,007      8,505,576
  Change in unrealized
   appreciation/depreciation
   of investments during the
   year.....................       --            --            --           313,752     3,735,347      3,888,688
                              ------------  ------------  ------------  -----------  ------------   ------------
  Net increase in net assets
   resulting from
   operations...............    19,304,236    28,139,046    26,073,462    1,989,560     9,176,348     23,040,008
  Distributions to
   shareholders:
   From net investment
    income..................   (19,297,045)  (28,148,017)  (26,060,936)  (1,662,258)   (4,917,994)   (10,645,744)
   In excess of net
    investment income.......          (126)      --            --           --            --             --
   From net realized gain on
    investments.............       --            --            --           --            --            (257,074)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....   120,546,015    66,291,908   160,793,465    1,415,543    12,235,436     (1,936,571)
                              ------------  ------------  ------------  -----------  ------------   ------------
  Net increase in net
   assets...................   120,553,080    66,282,937   160,805,991    1,742,845    16,493,790     10,200,619
  NET ASSETS:
   Beginning of year........   349,087,373   533,834,005   498,066,167   30,803,779    78,441,439    185,896,168
                              ------------  ------------  ------------  -----------  ------------   ------------
   End of year (2)..........  $469,640,453  $600,116,942  $658,872,158  $32,546,624  $ 94,935,229   $196,096,787
                              ============  ============  ============  ===========  ============   ============
 --------
   (2) Including
     undistributed
     (distributions in
     excess of) net
     investment income......  $       (126) $    --       $    --       $    20,454  $      1,212   $    182,630
                              ============  ============  ============  ===========  ============   ============

 --------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS
 For a Fund share outstanding throughout each period.

                                                                                        DIVIDENDS   DISTRIBUTIONS
                            NET ASSET             NET REALIZED    TOTAL    DIVIDENDS   IN EXCESS OF   FROM NET
                             VALUE,      NET     AND UNREALIZED    FROM     FROM NET       NET        REALIZED
                            BEGINNING INVESTMENT  GAIN (LOSS)   INVESTMENT INVESTMENT   INVESTMENT     GAIN ON
                            OF PERIOD   INCOME   ON INVESTMENTS OPERATIONS   INCOME       INCOME     INVESTMENTS
                            --------- ---------- -------------- ---------- ----------  ------------ -------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1994...................    $1.00    $0.02590        --        $0.02590  $(0.02590)       --           --
   1995...................     1.00     0.04165        --         0.04165   (0.04165)       --           --
   1996...................     1.00     0.05043        --         0.05043   (0.05043)       --           --
   1997...................     1.00     0.04676        --         0.04676   (0.04676)       --++         --
   1998...................     1.00     0.04853        --         0.04853   (0.04853)       --++         --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     1.00     0.02379     $0.00001      0.02380   (0.02380)       --           --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1994...................    $1.00    $0.02736        --        $0.02736  $(0.02736)       --           --
   1995...................     1.00     0.04397        --         0.04397   (0.04397)       --           --
   1996...................     1.00     0.05296        --         0.05296   (0.05296)       --           --
   1997...................     1.00     0.04862        --         0.04862   (0.04862)       --           --
   1998...................     1.00     0.05082        --         0.05082   (0.05082)       --           --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     1.00     0.02530        --         0.02530   (0.02530)       --           --
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1994...................    $1.00    $0.02780        --        $0.02780  $(0.02780)       --           --
   1995...................     1.00     0.04494     $0.00002      0.04496   (0.04496)       --           --
   1996...................     1.00     0.05336        --         0.05336   (0.05336)       --           --
   1997...................     1.00     0.04888        --         0.04888   (0.04888)       --           --
   1998...................     1.00     0.05139        --         0.05139   (0.05139)       --           --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     1.00     0.02549        --         0.02549   (0.02549)       --           --
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1994...................    $7.06    $   0.24     $  (0.09)    $   0.15  $   (0.24)       --         $(0.02)
   1995...................     6.93        0.33        (0.04)        0.29      (0.33)       --           --
   1996...................     6.89        0.40         0.09         0.49      (0.40)       --           --
   1997...................     6.98        0.38        (0.06)        0.32      (0.37)       --           --
   1998...................     6.93        0.37         0.07         0.44      (0.37)       --           --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     7.00        0.17         0.12         0.29      (0.17)       --           --
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1994...................    $7.19    $   0.31     $  (0.27)    $   0.04  $   (0.31)       --           --
   1995...................     6.83        0.39        (0.07)        0.32      (0.39)       --           --
   1996...................     6.75        0.43         0.31         0.74      (0.43)       --           --
   1997...................     7.06        0.41        (0.19)        0.22      (0.41)       --           --
   1998...................     6.87        0.41         0.36         0.77      (0.41)       --           --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     7.23        0.20         0.28         0.48      (0.20)       --           --
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1994...................    $9.64    $   0.47     $  (0.26)    $   0.21  $   (0.47)       --         $(0.31)
   1995...................     8.57        0.51        (0.18)        0.33      (0.51)       --           --
   1996...................     8.39        0.55         0.44         0.99      (0.54)       --           --
   1997...................     8.84        0.51        (0.24)        0.27      (0.51)       --           --
   1998...................     8.60        0.49         0.58         1.07      (0.49)       --          (0.01)
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     9.17        0.24         0.37         0.61      (0.24)       --           --

  * Commencement of operations
 ** Annualized
*** Not Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
   by adviser and administrators.
 ++ Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                                                  RATIO OF   RATIO OF    RATIO OF
  DISTRIBUTIONS                                                     NET        GROSS       NET
  IN EXCESS OF                  NET ASSET            NET ASSETS, OPERATING   OPERATING  INVESTMENT
  NET REALIZED                   VALUE,                  END      EXPENSES   EXPENSES     INCOME   PORTFOLIO   FEE
     GAIN ON          TOTAL        END    TOTAL       OF PERIOD  TO AVERAGE TO AVERAGE  TO AVERAGE TURNOVER  WAIVERS
   INVESTMENTS    DISTRIBUTIONS OF PERIOD RETURN       (000'S)   NET ASSETS NET ASSETS+ NET ASSETS   RATE    (NOTE 2)
  -------------   ------------- --------- ------     ----------- ---------- ----------- ---------- --------- --------
       --           $(0.02590)    $1.00    2.62%     $  254,683     0.58%      0.58%       2.59%      --     $0.00001
       --            (0.04165)     1.00    4.25%        196,932     0.55%      0.57%       4.09%      --      0.00019
       --            (0.05043)     1.00    5.16%        258,169     0.55%      0.57%       5.03%      --      0.00021
       --            (0.04676)     1.00    4.78%        349,087     0.52%      0.54%       4.68%      --      0.00026
       --            (0.04853)     1.00    4.96%        469,640     0.52%      0.54%       4.86%      --      0.00021
       --            (0.02380)     1.00    2.40%***     539,970     0.52%**    0.54%**     4.75%**    --      0.00012
       --           $(0.02736)    $1.00    2.77%     $1,034,908     0.50%      0.50%       2.74%      --     $0.00003
       --            (0.04397)     1.00    4.49%        725,774     0.50%      0.53%       4.38%      --      0.00024
       --            (0.05296)     1.00    5.43%        461,470     0.50%      0.53%       5.36%      --      0.00031
       --            (0.04862)     1.00    4.97%        533,834     0.47%      0.51%       4.86%      --      0.00035
       --            (0.05082)     1.00    5.20%        600,117     0.47%      0.50%       5.09%      --      0.00030
       --            (0.02530)     1.00    2.56%***     589,308     0.47%**    0.50%**     5.05%**    --      0.00013
       --           $(0.02780)    $1.00    2.82%     $  736,077     0.51%      0.51%       2.78%      --     $0.00002
       --            (0.04496)     1.00    4.59%        824,578     0.49%      0.52%       4.49%      --      0.00026
       --            (0.05336)     1.00    5.47%        394,285     0.50%      0.53%       5.40%      --      0.00037
       --            (0.04888)     1.00    5.00%        498,066     0.47%      0.53%       4.89%      --      0.00052
       --            (0.05139)     1.00    5.26%        658,872     0.48%      0.52%       5.14%      --      0.00046
       --            (0.02549)     1.00    2.58%***     632,360     0.48%**    0.53%**     5.08%**    --      0.00024
     $(0.02)        $   (0.28)    $6.93    2.12%     $   25,233     0.62%      0.65%       3.42%      267%      --
       --               (0.33)     6.89    4.30%         25,216     0.61%      0.67%       4.80%      198%      --
       --               (0.40)     6.98    7.27%         25,068     0.61%      0.80%       5.72%       77%   $   0.01
       --               (0.37)     6.93    4.77%         30,804     0.61%      0.70%       5.42%       82%       0.01
       --               (0.37)     7.00    6.47%         32,547     0.62%      0.69%       5.28%       35%      --   ++
       --               (0.17)     7.12    4.27%***      51,070     0.59%**    0.67%**     4.96%**     98%**    --   ++
     $(0.09)        $   (0.40)    $6.83    0.45%     $   42,564     0.69%      0.69%       4.31%      385%      --
      (0.01)            (0.40)     6.75    4.95%         47,928     0.66%      0.68%       5.91%      682%      --
       --               (0.43)     7.06   11.13%         68,640     0.64%      0.68%       6.06%      129%      --
       --               (0.41)     6.87    3.25%         78,441     0.63%      0.68%       5.91%      129%      --   ++
       --               (0.41)     7.23   11.37%         94,935     0.61%      0.66%       5.68%       86%      --   ++
       --               (0.20)     7.51    6.72%***     115,729     0.62%**    0.67%**     5.41%**    241%**    --   ++
     $(0.50)        $   (1.28)    $8.57    1.73%     $  110,903     0.90%      1.06%       4.89%      459%   $   0.02
       --               (0.51)     8.39    4.06%         86,024     1.00%      1.12%       6.09%      492%       0.01
       --               (0.54)     8.84   11.86%         88,900     0.96%      1.12%       6.09%      165%       0.01
       --               (0.51)     8.60    3.17%        185,896     0.90%      1.04%       5.90%      238%       0.01
       --               (0.50)     9.17   12.79%        196,097     0.90%      1.02%       5.51%      538%       0.01
       --               (0.24)     9.54    6.71%***     213,512     0.92%**    1.05%**     5.08%**    208%**     0.01


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
TREASURY MONEY FUND


  PRINCIPAL                                              DISCOUNT    VALUE
    AMOUNT                                                 RATE     (NOTE 1)
  ---------                                              -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.73%
              Federal Home Loan Bank
 $ 30,000,000 10/01/98.................................    5.40%  $ 30,000,000
   25,000,000 11/06/98.................................    5.27#    24,999,038
   49,466,000 01/29/99.................................    4.97     48,646,513
   10,000,000 03/10/99.................................    5.14      9,771,556
   25,000,000 03/17/99.................................    4.91     24,430,576
              Student Loan Marketing Association
   20,000,000 10/01/98.................................    5.39     20,000,000
              U.S. Treasury Bills
  275,000,000 10/31/98.................................    5.39    275,098,325
  100,000,000 02/28/99.................................    5.15    100,161,047
                                                                  ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $533,107,055)..........            533,107,055
                                                                  ------------

                                                                     VALUE
  SHARES                                                            (NOTE 1)
  ------                                                          ------------
 OTHER SHORT-TERM INVESTMENTS -- 0.35%
 1,910,042 Dreyfus Government Cash Management Fund
           (Cost $1,910,042)............................          $  1,910,042
                                                                  ------------
 TOTAL INVESTMENTS (Cost $535,017,097*)..................  99.08% $535,017,097
 OTHER ASSETS & LIABILITIES (NET)........................   0.92     4,953,343
                                                          ------  ------------
 NET ASSETS.............................................. 100.00% $539,970,440
                                                          ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities---rate disclosed is as of September 30, 1998.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
GOVERNMENT MONEY FUND


  PRINCIPAL                                              DISCOUNT    VALUE
    AMOUNT                                                 RATE     (NOTE 1)
  ---------                                              -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.25%
              Federal Farm Credit Bank
 $ 47,510,000 10/06/98.................................    5.14%  $ 47,476,083
              Federal Home Loan Bank
   75,000,000 10/23/98.................................    5.18     74,762,583
  121,000,000 11/06/98.................................    5.27#   120,995,346
   50,000,000 01/29/99.................................    4.97     49,171,667
  100,000,000 02/03/99.................................    5.21     98,190,972
   48,000,000 03/05/99.................................    5.14     46,937,733
              Federal Home Loan Mortgage Corp.
  100,000,000 03/26/99.................................    4.90     97,604,445
              Student Loan Marketing Association
   38,000,000 10/02/98.................................    5.14     37,994,575
                                                                  ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $573,133,404)..........            573,133,404
                                                                  ------------

                                                                    VALUE
   SHARES                                                          (NOTE 1)
   ------                                                        ------------
 OTHER SHORT-TERM INVESTMENTS -- 3.03%
 17,833,512 Dreyfus Government Cash Management Fund
             (Cost $17,833,512)........................          $ 17,833,512
                                                                 ------------
 TOTAL INVESTMENTS (Cost $590,966,916*)................. 100.28% $590,966,916
 OTHER ASSETS & LIABILITIES (NET).......................  (0.28)   (1,658,552)
                                                         ------  ------------
 NET ASSETS............................................. 100.00% $589,308,364
                                                         ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30, 1998.

                      See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
MONEY FUND


  PRINCIPAL                                               DISCOUNT    VALUE
    AMOUNT                                                  RATE     (NOTE 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 31.15%
              Federal Home Loan Bank
 $ 25,000,000 11/06/98.................................     5.27%# $ 24,999,038
              Federal Home Loan Mortgage Corp.
   45,000,000 01/25/99.................................     4.97     44,279,350
   30,000,000 01/28/99.................................     5.00     29,504,167
  100,000,000 02/03/99.................................     5.21     98,190,972
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $196,973,527)..........             196,973,527
                                                                   ------------
 COMMERCIAL PAPER -- 61.27%
   20,000,000 Air Products,
              03/05/99.................................     5.02     19,567,722
   25,000,000 American Express Co., 11/23/98...........     5.49     25,000,000
   25,000,000 Anheuser Busch Co., 10/01/98.............     5.67     25,000,000
   25,000,000 Associates Corp. of North America,
              01/21/99.................................     5.05     24,607,222
   25,000,000 Campbell Soup Co., 04/06/99..............     4.92     24,360,589
   20,000,000 CIT Group Inc.,
              11/23/98.................................     5.18     19,847,478
   25,000,000 Citibank Canada,
              11/10/98.................................     5.56     25,000,000
   25,000,000 Ford Motor Credit Co., 11/24/98..........     5.48     25,000,000
   25,000,000 General Electric Capital Corp.,
              11/23/98.................................     5.50     25,000,000
   25,000,000 H.J. Heinz Co.,
              10/02/98.................................     5.50     24,996,181
   25,000,000 IBM Corp.,
              11/20/98.................................     5.49     25,000,000
   25,000,000 Merrill Lynch & Co., Inc., 11/24/98......     5.50     24,793,750
   25,000,000 Morgan Stanley Dean Witter & Co.,
              01/22/99.................................     5.20     24,591,944
   25,000,000 PHH Corp.,
              11/24/98.................................     5.47     24,794,875
   25,000,000 Pitney Bowes Credit Corp., 10/22/98......     5.25     24,923,437
   25,000,000 Prudential Funding Corp., 08/31/99.......     5.04#    25,000,000
                                                                   ------------
              TOTAL COMMERCIAL PAPER (Cost
              $387,483,198)............................             387,483,198
                                                                   ------------
 CERTIFICATE OF DEPOSIT -- 3.95%
   25,000,000 Banque Nationale de Paris, 07/14/99
              (Cost $25,000,000).......................     5.59#    25,000,000
                                                                   ------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                          ------------
 OTHER SHORT-TERM INVESTMENTS -- 3.86%
 24,386,750 Dreyfus Government Cash Management Fund
            (Cost $24,386,750)..........................           $ 24,386,750
                                                                   ------------
 TOTAL INVESTMENTS (Cost $633,843,475*)..................  100.23% $633,843,475
 OTHER ASSETS & LIABILITIES (NET)........................   (0.23)  (1,483,391)
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $632,360,084
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30, 1998.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
SHORT-TERM GOVERNMENT SECURITIES FUND



  PRINCIPAL                                                  COUPON    VALUE
   AMOUNT                                                     RATE   (NOTE 1)
  ---------                                                  ------ -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.71%
             Federal Home Loan Bank
 $ 4,000,000 12/17/98.....................................    5.83% $ 4,006,904
  10,750,000 06/02/00.....................................    5.63   10,908,971
  19,250,000 03/19/01.....................................    5.63   19,688,881
             Federal National Mortgage Association
   4,000,000 06/12/00.....................................    5.65    4,062,832
   2,500,000 08/10/00.....................................    5.55    2,538,540
   1,258,591 Pool #190748, 04/01/01.......................    5.50    1,260,404
             Private Export Funding Corp.
     320,000 03/15/01.....................................    5.50      326,343
             U.S. Treasury Notes
   2,000,000 02/15/99.....................................    5.00    2,003,126
   2,000,000 07/31/99.....................................    5.88    2,020,002
   3,500,000 11/15/00.....................................    5.75    3,596,253
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $49,631,133)...........................           50,412,256
                                                                    -----------

                                                                       VALUE
  SHARES                                                             (NOTE 1)
  ------                                                            -----------
 OTHER SHORT-TERM INVESTMENTS -- 0.86%
  215,070 Dreyfus Government Cash Management Fund........           $   215,070
  225,104 Fidelity U.S. Treasury II Fund.................               225,104
                                                                    -----------
          TOTAL OTHER SHORT-TERM INVESTMENTS
          (Cost $440,174)................................               440,174
                                                                    -----------
 TOTAL INVESTMENTS (Cost $50,071,307*)....................   99.57% $50,852,430
 OTHER ASSETS & LIABILITIES (NET).........................    0.43      217,615
                                                            ------  -----------
 NET ASSETS...............................................  100.00% $51,070,045
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INTERMEDIATE-TERM MANAGED INCOME FUND



  PRINCIPAL                                                 COUPON     VALUE
   AMOUNT                                                    RATE    (NOTE 1)
  ---------                                                 ------  -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 55.49%
             Federal Home Loan Mortgage Corp.
 $    20,651 Pool #218374, 07/01/02......................   10.50%  $    21,963
  15,150,000 04/15/08....................................    5.75    16,017,656
   2,000,000 04/25/21....................................    6.75     2,082,090
             Federal National Mortgage Association
   4,000,000 10/06/98....................................    5.13+    3,997,148
   7,250,000 08/10/00....................................    5.55     7,361,766
  10,000,000 12/24/07....................................    6.48    10,603,870
   5,943,936 Pool #437416, 09/01/28......................    6.00     5,938,367
   1,287,939 Pool #439102, 09/01/28......................    6.00     1,286,732
             Government National Mortgage Association
     133,459 Pool #195801, 01/15/17......................    8.50       141,259
     193,036 Pool #195833, 04/15/17......................    8.50       204,316
      96,938 Pool #212760, 04/15/17......................    8.50       102,603
      86,474 Pool #334299, 05/15/23......................    8.00        90,176
   1,665,485 Pool #367412, 11/15/23......................    6.00     1,673,293
   3,291,787 Pool #366379, 12/15/23......................    6.50     3,365,852
   4,230,932 Pool #353454, 05/15/27......................    7.50     4,386,947
   2,976,634 Pool #460827, 06/15/28......................    6.50     3,043,608
             U.S. Treasury Bond
   3,175,000 08/15/26....................................    6.75     3,899,300
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $62,343,626)..........................            64,216,946
                                                                    -----------
 CORPORATE BONDS -- 24.29%
   2,000,000 American General Finance, Series D,
             11/06/01....................................    6.42     2,060,208
   2,650,000 Associates Corp. of North America,
             07/15/02....................................    6.38     2,750,939
   2,775,000 Canadian Imperial Bank, Series CD,
             08/01/00....................................    6.20     2,816,622
   1,500,000 Comerica Bank, 10/15/02.....................    7.25     1,605,813
   1,500,000 Equitable Companies, Inc., 04/01/08.........    6.50     1,557,195
   3,000,000 Ford Motor Credit Co., 06/15/07.............    7.20     3,304,089
   2,500,000 General Electric Capital Corp., Series A,
             05/11/01....................................    5.89     2,547,378
   3,000,000 Household Finance Corp., 07/15/02...........    6.13     3,034,488
   1,875,000 Household Finance Corp., 06/17/08...........    6.40     1,985,250
   1,600,000 International Lease Finance Corp., Series J,
             05/07/01....................................    5.98     1,628,896
   2,175,000 McDonald's Corp., 05/11/01..................    5.90     2,228,970
   2,500,000 NationsBank Corp., 07/15/04.................    6.13     2,584,593
                                                                    -----------
             TOTAL CORPORATE BONDS (Cost $27,308,180)....            28,104,441
                                                                    -----------

 PRINCIPAL                                                 COUPON     VALUE
   AMOUNT                                                   RATE     (NOTE 1)
 ---------                                                 ------  ------------
 ASSET-BACKED SECURITIES -- 7.83%
 $5,000,000 California Infrastructure PG&E, Series 1997-
            1 A3, 06/25/02..............................     6.15% $  5,083,875
  3,925,000 Caterpillar Financial Asset Trust, Series
            1998-A A3, 04/25/03.........................     5.85     3,983,227
                                                                   ------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost $8,921,548)...........................              9,067,102
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.79%
  1,968,513 First Union-Lehman Brothers-Bank of America,
            1998-C2 A1, 06/18/07........................     6.28     2,030,137
  1,570,452 Mortgage Capital Funding, Inc., 1998-MC1 A1,
            06/18/07....................................     6.42     1,628,441
  4,000,000 Nomura Asset Securities Corp., 1998-D6 A1B,
            03/17/28....................................     6.59     4,196,820
                                                                   ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $7,617,482)...........................              7,855,398
                                                                   ------------
   SHARES
   ------
 OTHER SHORT-TERM INVESTMENTS -- 5.25%
  3,045,937 Dreyfus Government Cash Management Fund.....              3,045,937
  3,031,835 Fidelity U.S. Treasury II Fund..............              3,031,835
                                                                   ------------
            TOTAL OTHER SHORT-TERM INVESTMENTS
            (Cost $6,077,772)...........................              6,077,772
                                                                   ------------
 TOTAL INVESTMENTS (Cost $112,268,608*)..................   99.65% $115,321,659
 OTHER ASSETS & LIABILITIES (NET)........................    0.35       407,252
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $115,728,911
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Discount Rate

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
MANAGED INCOME FUND


  PRINCIPAL                                                  COUPON    VALUE
   AMOUNT                                                     RATE   (NOTE 1)
  ---------                                                  ------ -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 46.99%
             Federal Home Loan Bank
 $ 5,000,000 08/17/01.....................................    5.58% $ 5,126,155
             Federal Home Loan Mortgage Corp.
   4,465,000 07/15/03.....................................    5.75    4,656,656
  26,995,000 04/15/08.....................................    5.75   28,541,031
             Federal National Mortgage Association
  12,000,000 04/15/03.....................................    5.75   12,504,732
   6,580,000 Pool #380633, 09/01/08.......................    6.18    6,682,555
   3,580,000 Pool #380639, 09/01/08.......................    6.18    3,635,798
             Government National Mortgage Association
   4,961,086 Pool #2562, 03/20/28.........................    6.00    4,984,344
   5,944,712 Pool #2576, 04/20/28.........................    6.00    5,972,581
   9,815,162 Pool #80198, 05/20/28........................    5.50    9,873,439
             U.S. Treasury Bond
   5,735,000 05/15/16.....................................    7.25    7,132,912
             U.S. Treasury Note
  10,900,000 08/15/00.....................................    6.00   11,213,386
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $96,768,567)...........................          100,323,589
                                                                    -----------
 CORPORATE BONDS -- 30.23%
   2,500,000 Amgen, Inc., 04/01/2097......................    8.13    3,101,357
   5,000,000 Associates Corp. of North America, Series H,
             09/27/02.....................................    6.71    5,245,375
   5,500,000 Bristol-Myers Squibb Co., 08/01/2097.........    6.88    6,015,625
   4,000,000 Ford Motor Co., 02/15/47.....................    9.98    5,990,400
   9,500,000 General Electric Capital Services, 08/21/35..    7.50   11,144,935
   5,000,000 ++Goldman Sachs Group, 07/15/02..............    6.60    5,096,100
   4,000,000 International Lease Finance Corp., Series J,
             05/07/01.....................................    5.98    4,072,240
   5,000,000 Lehman Brothers Holdings, 10/15/03...........    7.25    5,050,115
   4,000,000 McDonald's Corp., 05/11/01...................    5.90    4,099,256
   5,000,000 Morgan Stanley Dean Witter & Co., 08/01/02...    6.38    5,172,805
   7,962,000 New Jersey Economic and Development
             Authority, Revenue Bonds, Series A,
             02/15/29.....................................    7.43    9,545,482
                                                                    -----------
             TOTAL CORPORATE BONDS (Cost $61,078,839).....           64,533,690
                                                                    -----------

 PRINCIPAL                                                 COUPON     VALUE
   AMOUNT                                                   RATE     (NOTE 1)
 ---------                                                 ------  ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.03%
 $4,984,462 Bear Stearns Mortgage Securities, 1998-C1
            A1, 10/16/07................................     6.34% $  5,155,454
  3,285,351 First Union-Lehman Brothers-Bank of America,
            1998-C2 A1, 06/18/07........................     6.28     3,388,199
  2,500,000 First Union-Lehman Brothers Commercial
            Mortgage, 1997-C1 B, 04/18/07...............     7.43     2,712,787
  5,000,000 Merrill Lynch Mortgage Investors, Inc.,
            1996-C2 B, 11/21/28.........................     6.96     5,306,250
  3,850,000 Mortgage Capital Funding, Inc., 1997-MC2 A2,
            09/20/07....................................     6.66     4,047,447
  2,906,096 Mortgage Capital Funding, Inc., 1998-MC1 A1,
            06/18/07....................................     6.42     3,013,404
  4,000,000 Nomura Asset Securities Corp., 1998-D6 A1B,
            03/17/28....................................     6.59     4,196,820
                                                                   ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $27,093,363)..........................             27,820,361
                                                                   ------------
 ASSET-BACKED SECURITIES -- 3.16%
  3,000,000 California Infrastructure SDG&E, Series
            1997-1 A5, 09/25/05.........................     6.19     3,157,545
  3,500,000 ContiMortgage Home Equity Loan Trust, 1998-2
            A5, 09/15/16................................     6.28     3,591,927
                                                                   ------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost $6,499,182)...........................              6,749,472
                                                                   ------------
   SHARES
   ------
 OTHER SHORT-TERM INVESTMENTS -- 5.35%
  5,716,679 Dreyfus Government Cash Management Fund.....              5,716,679
  5,713,556 Fidelity U.S. Treasury II Fund..............              5,713,556
                                                                   ------------
            TOTAL OTHER SHORT-TERM INVESTMENTS
            (Cost $11,430,235)..........................             11,430,235
                                                                   ------------
 TOTAL INVESTMENTS (Cost $202,870,186*)..................   98.76% $210,857,347
 OTHER ASSETS & LIABILITIES (NET)........................    1.24     2,654,484
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $213,511,831
                                                           ======  ============

--------
 * Aggregate cost for Federal tax and book purposes.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, these securities amounted to $5,096,100 or 2.39% of net assets.

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund, Money Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  With regard to Treasury Money Fund, Government Money Fund and Money Fund, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of these Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of these Portfolios will not vary. The net asset values of the shares in Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (A) PORTFOLIO VALUATION:

    Treasury Money Fund, Government Money Fund and Money Fund: Securities are valued at amortized cost, which has been determined by Excelsior Fund's Board of Directors to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service ("the Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

    Portfolio securities held by Intermediate-Term Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub- custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Treasury Money Fund, Government Money Fund and Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1998, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                      EXPIRATION DATE MARCH 31,
                            ---------------------------------------------
                             2001   2002   2003    2004     2005    2006   TOTAL
                            ------- ---- -------- ------- -------- ------ --------
   Government Money Fund... $10,000 --   $ 48,000 $ 1,000      --  $6,000 $ 65,000
   Money Fund..............   4,000 --     21,000  21,000 $ 12,000    --    58,000
   Short-Term Government
    Securities Fund........     --  --    393,000     --    14,000    --   407,000
   Intermediate -Term
    Managed Income Fund....     --  --        --      --   335,000    --   335,000

    At September 30, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                      TAX BASIS     TAX BASIS        NET
                                      UNREALIZED    UNREALIZED    UNREALIZED
                                     APPRECIATION (DEPRECIATION) APPRECIATION
                                     ------------ -------------- ------------
   Short-Term Government Securities
    Fund............................  $  781,123          --      $  781,123
   Intermediate-Term Managed Income
    Fund............................   3,053,644    $    (593)     3,053,051
   Managed Income Fund..............   8,124,397     (137,236)     7,987,161

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S.

Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of the Government Money Fund and the Money Fund, .30% of the average daily net assets of the Treasury Money Fund and the Short-Term Government Securities Fund, .35% of the average daily net assets of the Intermediate-Term Managed Income Fund, and .75% of the average daily net assets of the Managed Income Fund. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1998, administration fees charged by U.S. Trust CT were as follows:

     Treasury Money Fund.............................................. $ 92,019
     Government Money Fund............................................  119,253
     Money Fund.......................................................  104,917
     Short-Term Government Securities Fund............................    7,394
     Intermediate-Term Managed Income Fund............................   18,471
     Managed Income Fund..............................................   36,544

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund to maintain an annual expense ratio of not more than .62% and .72%, respectively. For the six months ended September 30, 1998, no expenses were reimbursed pursuant to these voluntary actions. In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to
 .65% of the average daily net assets for Managed Income Fund. For the six months ended September 30, 1998, U.S. Trust waived investment advisory fees totaling $102,075 for Managed Income Fund.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $364,691 for the six months ended September 30, 1998. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1998, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
Treasury Money Fund...................................  $ 62,935       $--
Government Money Fund.................................    88,452         37
Money Fund............................................   142,964          4
Short-Term Government Securities Fund.................    16,401         41
Intermediate-Term Managed Income Fund.................    29,686        202
Managed Income Fund...................................    31,733        109

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1998, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       PURCHASES      SALES
                                                      ------------ ------------
Short-Term Government Securities Fund................ $ 42,126,075 $ 17,512,698
Intermediate-Term Managed Income Fund................  132,978,671  110,199,474
Managed Income Fund..................................  231,058,673  193,917,797

4. COMMON STOCK:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
23.875 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 2 billion shares each of the Treasury Money Fund, the Government Money Fund, and the Money Fund, 375 million shares of the Managed Income Fund, and 500 million shares each of the Short-Term Government Securities Fund and the Intermediate-Term Managed Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since Treasury Money Fund, Government Money Fund and Money Fund have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                    TREASURY MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/98         03/31/98
                                              ----------------  ---------------
Sold......................................... $ 1,246,358,841   $ 2,515,769,963
Issued as reinvestment of dividends..........       1,589,133         1,959,784
Redeemed.....................................  (1,177,650,107)   (2,397,183,732)
                                              ---------------   ---------------
Net Increase................................. $    70,297,867   $   120,546,015
                                              ===============   ===============
                                                   GOVERNMENT MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/98         03/31/98
                                              ----------------  ---------------
Sold......................................... $ 2,519,540,620   $ 4,837,865,828
Issued as reinvestment of dividends..........         804,262         1,392,643
Redeemed.....................................  (2,531,154,011)   (4,772,966,563)
                                              ---------------   ---------------
Net Increase (Decrease)...................... $   (10,809,129)  $    66,291,908
                                              ===============   ===============
                                                         MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/98         03/31/98
                                              ----------------  ---------------
Sold......................................... $ 1,667,683,103   $ 2,611,474,493
Issued as reinvestment of dividends..........       2,197,850         4,120,591
Redeemed.....................................  (1,696,394,140)   (2,454,801,619)
                                              ---------------   ---------------
Net Increase (Decrease)...................... $   (26,513,187)  $   160,793,465
                                              ===============   ===============

                                 SHORT-TERM GOVERNMENT SECURITIES FUND
                              -----------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/98                 03/31/98
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold......................... 2,975,703  $20,926,053   1,570,677  $10,975,144
Issued as reinvestment of
 dividends...................    31,056      217,893      44,519      311,065
Redeemed.....................  (484,825)  (3,401,282) (1,412,887)  (9,870,666)
                              ---------  -----------  ----------  -----------
Net Increase................. 2,521,934  $17,742,664     202,309  $ 1,415,543
                              =========  ===========  ==========  ===========

                                 INTERMEDIATE-TERM MANAGED INCOME FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold......................   3,198,731  $ 23,318,697   4,118,110  $ 29,395,499
Issued as reinvestment of
 dividends................      20,186       146,714      35,038       249,767
Redeemed..................    (945,156)   (6,888,530) (2,443,880)  (17,409,830)
                            ----------  ------------  ----------  ------------
Net Increase..............   2,273,761  $ 16,576,881   1,709,268  $ 12,235,436
                            ==========  ============  ==========  ============
                                          MANAGED INCOME FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold......................   3,348,121  $ 31,187,160   3,432,506  $ 30,874,198
Issued as reinvestment of
 dividends................      86,060       795,954     185,721     1,667,354
Redeemed..................  (2,450,915)  (22,865,494) (3,847,425)  (34,478,123)
                            ----------  ------------  ----------  ------------
Net Increase (Decrease)...     983,266  $  9,117,620    (229,198) $ (1,936,571)
                            ==========  ============  ==========  ============

5. LINE OF CREDIT:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1998, the Portfolios had no borrowings under the agreement.